ADVISORSHARES CAMBRIA GLOBAL TACTICAL ETF (NYSE Arca Ticker: GTAA)

Summary Prospectus – October 28, 2011

Before you invest in the Fund, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and the risks of investing in the Fund.  The Fund’s current prospectus and statement of additional information, each dated October 28, 2011, as supplemented from time to time, are incorporated by reference into this summary prospectus.  You can find the Fund’s prospectus and statement of additional information, as well as other information about the Fund, online at http://advisorshares.com/fund/gtaa.  You may also obtain this information at no charge by calling  877.THE.ETF1 (877.843.3831) or by sending an email request to info@advisorshares.com.

INVESTMENT OBJECTIVE

The Cambria Global Tactical ETF (the “Fund”) seeks to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	0.14%
ACQUIRED FUND FEES AND EXPENSES(a)	0.43%
TOTAL ANNUAL FUND OPERATING EXPENSES(b)	1.47%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	0.05%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	1.42%

(a)
As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including exchange-traded notes and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.

(b)
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(c)
The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least a year from the date of this Prospectus.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$145	$460	$798	$1,753

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (the “Underlying ETFs”) that offer diversified exposure, including inverse exposure to, global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and exchange-traded products (“ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and closed-end funds.

Investment Philosophy
The Fund seeks to preserve and grow capital by producing absolute returns with reduced volatility and manageable risk and drawdowns.  The Fund’s investment strategies are inherently designed as risk-management and capital preservation approaches.

Investment Strategy
The Fund will invest in Underlying ETFs spanning all the major world asset classes including equities, bonds, real estate, commodities, and currencies.  Cambria Investment Management, Inc. (the “Sub-Advisor”) will utilize a quantitative approach with strict risk management controls to actively manage the Fund’s portfolio in an attempt to control downside losses and protect capital.  The wide diversification coupled with prudent portfolio management should allow for the Fund to perform in any economic environment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Asset Allocation Risk.  The selection of the Underlying ETFs and ETPs and the allocation of the Underlying ETFs’ and ETPs’ assets among the various market segments may cause the Fund to underperform other funds with a similar investment objective.  Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk.  Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings.  There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.

Early Closing Risk.  An unanticipated early closing of NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees.  ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Underlying ETF and ETP Investment Risk.  Through its investments in the Underlying ETFs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an Underlying ETF or ETP could decrease.  These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the Underlying ETFs or ETPs and their exposure to various security types and geographic regions.

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Commodity Risk.  Because certain of the Underlying ETFs and ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such Underlying ETF and ETPs. An ETF’s or ETP’s investment in commodities or commodity-linked derivative instruments may subject the ETF or ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Credit Risk. Certain of the Underlying ETFs and ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the Underlying ETF’s or ETP’s share price to fall.  The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF’s or ETP’s investments in, or an ETN’s exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Fixed Income Risk.  An Underlying ETF’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

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Foreign Currency Risk.  Currency movements may negatively impact the value of an Underlying ETF or ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain of the Underlying ETFs and ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETFs or ETPs may if there is volatility in currency exchange rates.

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Foreign Securities Risk.  An Underlying ETF’s investments in, or ETP’s exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•
Interest Rate Risk. An Underlying ETF’s investments in or ETP’s exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETF’s or ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETF’s or ETP’s yield (and total return) also may be low.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

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Real Estate Investment Trusts (REITs) Risk.  Certain of the Underlying ETFs invest in REITs.  An Underlying ETF’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the Underlying Fund will bear a proportionate share of those expenses.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Cambria Investment Management, Inc.	Sub-Advisor

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor
Mebane T. Faber, Chief Investment Officer	Since 2006
Eric W. Richardson, Chief Executive Officer	Since 2006

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis at the net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.”  The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers.  The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.